CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities:
Net income	$ 875	$ 983
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	615	658
Venezuela impairment of net monetary assets	246	0
Net change in operating assets and liabilities	53	1,166
Deferred Income Taxes Net And Uncertain Tax Positions	(202)	(404)
Research and development in process	10	24
Impairment of long lived assets	585	147
Stock-based compensation	52	60
Other items	126	246
Net gain from sale of long-lived assets and investments	(21)	(46)
Net cash provided by operating activities	2,339	2,834
Investing activities:
Acquisitions of subsidiaries net of cash acquired	(2,312)	(3,261)
Purchases of property, plant and equipment	(347)	(354)
Purchases of investments and other assets	(37)	(1,935)
Proceeds From Sales of Long Lived Assets And Investments	39	435
Other investing activities	15	(21)
Net cash used in investing activities	(2,642)	(5,136)
Financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	329	0
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs	329	0
Purchase of treasury shares	0	(439)
Net change in short-term debt	758	2,414
Dividends paid on ordinary shares	(617)	(578)
Dividends paid on preferred shares	(126)	0
Proceeds from exercise of options by employees	20	258
Proceeds From Long Term Loans And Other Long Term Liabilities	(2)	2,147
Repayment of long-term loans And Other Long Term Liabilities	(43)	(2,468)
Other financing activities	(102)	(154)
Net cash provided by financing activities	546	1,180
Translation adjustment on cash and cash equivalents	(205)	(36)
Net change in cash and cash equivalents	38	(1,158)
Balance of cash and cash equivalents at beginning of period	6,946	2,226
Balance of cash and cash equivalents at end of period	$ 6,984	$ 1,068